Segmented Information (Details) - Schedule of product information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	$ 6,482	$ 7,545	$ 5,990
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	2,558	4,235	2,666
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of product information [Line Items]
Revenue by product	$ 3,924	$ 3,310	$ 3,324